Significant Collaboration Transactions - Additional Information (Details)				4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2019 USD ($) $ / shares shares	Oct. 01, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) Obligations shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Jan. 31, 2021 USD ($) shares	Jul. 31, 2020 USD ($)	Dec. 01, 2019 USD ($)	Jul. 31, 2019 USD ($)	Dec. 01, 2018 USD ($)	Sep. 30, 2018 USD ($)
Business Acquisition [Line Items]
Number of additional common units received | shares							5,400,000
Income (loss) on equity method investments							$ (3,059,000)	$ (46,936,000)
Deferred revenue					$ 120,078,000		120,078,000	147,900,000	$ 127,200,000
Revenue remaining performance obligation amount					20,700,000		20,700,000	35,300,000
Deferred revenue, net of current portion								24,500
Revenue recognized							25,500,000	16,800,000
Gain (Loss) on Extinguishment of Debt								71,000
Amyris, Inc. [Member] | Other Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (Loss) on Extinguishment of Debt							8,300,000	1,600,000
Amyris, Inc. [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Debt instrument, face amount					12,000,000.0		$ 12,000,000.0
Debt Instrument, maturity date							Oct. 19, 2022
Repayments of debt							$ 9,800,000
Synlogic, Inc. [Member]
Business Acquisition [Line Items]
Deferred revenue					100,000		100,000	100,000
Deferred revenue recognized							100,000	100,000
Revenue remaining performance obligation amount														$ 30,000,000.0
Equity method investments					13,700,000		13,700,000	16,400,000
Equity method investments fair value	$ 35,800,000
Equity method investment difference between aggregated cost and underlying equity														29,800,000
Equity method investment, aggregate cost														80,000,000.0
Synlogic, Inc. [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage	19.90%
Stock issued during period shares | shares	6,340,771
Shares issued price per share | $ / shares	$ 9.00
Stock issued during period, value, new issues	$ 57,100,000
Synlogic, Inc. [Member] | Warrant [Member]
Business Acquisition [Line Items]
Equity method investments														$ 14,400,000
Equity method investments fair value					$ 5,500,000		5,500,000	6,600,000
Change in fair value of warrant liabilities							1,100,000	7,800,000
Synlogic, Inc. [Member] | Loss on Equity Method Investments [Member]
Business Acquisition [Line Items]
Income (loss) on equity method investments							$ 2,700,000	19,400,000
Amyris Collaboration Agreement [Member] | Amyris, Inc. [Member]
Business Acquisition [Line Items]
Due from related parties				$ 800,000						$ 800,000
Amyris Collaboration Agreement [Member] | Amyris, Inc. [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Due to related parties				12,000,000.0						12,000,000.0
Warrant Agreement [Member] | Synlogic, Inc. [Member]
Business Acquisition [Line Items]
Number of ordinary share called by each warrant | shares	2,548,117
Exercise price of warrants or rights | $ / shares	$ 9.00
Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage					50.00%		50.00%
Equity method investments				97,900,000						$ 97,900,000
Revenue recognized							$ 9,900,000	17,100,000
Joyn Bio, LLC [Member] | Under Termination Scenarios [Member]
Business Acquisition [Line Items]
Revenue recognized							7,300,000	9,300,000
Contract with customers liability balance refundable					$ 9,900,000		9,900,000
Cooksonia [Member]
Business Acquisition [Line Items]
Variable interest entity ownership percentage			70.00%
Variable interest entity percentage of control of board of directors			100.00%
Equity method investment, underlying equity in net assets			$ 8,100,000
Cooksonia [Member] | Parent [Member]
Business Acquisition [Line Items]
Equity method investments			13,100,000
Payment to acquire equity method investments			5,000,000.0
Cooksonia [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Income (loss) on equity method investments							$ 400,000	1,700,000
Equity metohd investment ownership percentage					50.00%		50.00%
Equity method investments					$ 28,900,000		$ 28,900,000	29,300,000
Foundry Services Agreement [Member] | Synlogic, Inc. [Member]
Business Acquisition [Line Items]
Exercise price of warrants or rights | $ / shares	$ 8.99
Payments for repurchase of warrants	$ 22,900,000
Cash	$ 30,000,000.0
Foundry Services Agreement [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Upfront payment received				$ 20,000,000.0				15,000,000.0
Capital Unit, Class B [Member] | Cooksonia [Member] | Related Party Investor [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage				20.00%						20.00%
Payment to acquire equity method investments				$ 20,000,000.0
Capital Units Class C [Member] | Joyn Bio, LLC [Member] | Bayer [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage				50.00%						50.00%
Payment to acquire equity method investments				$ 20,000,000.0
Commitment to contribute additional capital				$ 60,000,000.0						$ 60,000,000.0
Capital Units Class C [Member] | Cooksonia [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage				50.00%						50.00%
Glycosyn Prepaid Services [Member]
Business Acquisition [Line Items]
Deferred revenue recognized								700,000
Collaborative arrangements value of service applied		$ 1,000,000.0
Collaborative arrangements percentage of every invoice transferrable to service committed		25.00%
Collaborative arrangements percentage of every invoice payable		75.00%
Percentage of outstanding amount payable upon termination of agreement		50.00%
Loans receivable					5,400,000		5,400,000	5,700,000					$ 3,100,000
Deferred revenue									$ 9,000,000.0
Elimination of outstanding balance								8,400,000
Unrealized gain losses on loans receivable								1,500,000
Glycosyn Prepaid Services [Member] | Series C Redeemable Preferred Stock [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage									18.00%
Equity method investments									$ 10,000,000.0
Impairment losses on equity method investments								1,300,000
Equity method investments fair value								8,500,000
Letter Contract [Member] | National Institutes of Health [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount												$ 40,500,000
Letter Contract [Member] | Other Income [Member] | National Institutes of Health [Member]
Business Acquisition [Line Items]
Income recognized on achievement of milestone					6,600,000
Development and Collaboration Agreement [Member] | Octant Inc [Member]
Business Acquisition [Line Items]
Payments to acquire in process research and development							5,000,000.0
Payments of profit sharing payments							$ 0
Allonnia [Member]
Business Acquisition [Line Items]
Number of common units received | shares							3,600,000
Carrying value of the equity method investment							$ 24,500,000
carrying value outstanding								0
Income (loss) on equity method investments								24,500,000
Allocated upfront non-cash consideration							2,500,000
Deferred revenue					26,100,000		26,100,000	24,500,000
Deferred revenue recognized							$ 5,000,000.0
Additional common units | shares						1,867,411					1,867,411
Total consideration of common unit						$ 12,700,000					$ 12,700,000
Number of allocated performance obligations | Obligations							10
Fixed non-cash consideration							$ 2,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member]
Business Acquisition [Line Items]
Investment owned, balance, shares | shares									9,000,900
Equity method investments															$ 65,100,000
Impairment losses on equity method investments									$ 65,100,000,000
Equity method investments fair value					0		0	0
Contract with customers liability					54,000,000.0		54,000,000.0	62,500,000
Revenue recognized							20,800,000	19,000,000.0
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche One [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Two [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Three [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Four [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Five [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Six [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Seven [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Eight [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Nine [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Technical Development Agreement [Member] | Motiff Foodworks Inc [Member] | Material Rights Tranche Ten [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									6,500,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Two Thousand And Eighteen Technical Development Agreement [Member] | Genomatica [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount									40,000,000.0
Investment owned, at cost									$ 40,000,000.0
Variable Interest Entity, Not Primary Beneficiary [Member] | Foundry Terms Of Service Agreement [Member] | Genomatica [Member]
Business Acquisition [Line Items]
Contract with customers liability					30,100,000		30,100,000	38,100,000
Revenue recognized							9,400,000	6,200,000
Potential consideration receivable																$ 19,100,000
Potential amount payable																$ 4,600,000
Upfront amount received					6,900,000		6,900,000	6,900,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Foundry Terms Of Service Agreement [Member] | Genomatica [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Equity securities without readily determinable fair value					$ 55,000,000.0		55,000,000.0	55,000,000.0
Variable Interest Entity, Primary Beneficiary [Member] | Capital Unit, Class A [Member] | Cooksonia [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments				$ 5,000,000.0
Variable interest entity ownership percentage										70.00%
Noncontrolling Interest [Member] | Cooksonia [Member]
Business Acquisition [Line Items]
Equity method investments			29,700,000
Equity method investment, underlying equity in net assets			$ 8,100,000
Noncontrolling Interest [Member] | Cooksonia [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Income (loss) on equity method investments							100,000	500,000
Maximum [Member] | Amyris, Inc. [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Debt instrument, periodic payment							300,000
Maximum [Member] | Synlogic, Inc. [Member]
Business Acquisition [Line Items]
Deferred revenue								200,000
Minimum [Member] | Amyris, Inc. [Member] | Promissory Note [Member]
Business Acquisition [Line Items]
Debt instrument, periodic payment							$ 200,000
Series A Preferred Stock
Business Acquisition [Line Items]
Consideration								$ 33,000,000.0
Share Sold | shares								2,970,000
Additional share | shares								630,000
Additional preferred units issued | shares					5,400,000		5,400,000
Additional common units | shares						1,867,411
Series A Preferred Stock | Allonnia [Member]
Business Acquisition [Line Items]
Consideration						$ 200,000
Share Sold | shares							1,664,911
Number of additional common units received | shares							5,400,000
Additional preferred units issued | shares					1,844,911		1,844,911
Share Issued In Exchange For The Rights To Certain Intellectual Property | shares							180,000
Series A Preferred Stock | Allonnia [Member] | Arcaea [Member]
Business Acquisition [Line Items]
Business Combination, Issue | shares						22,500
Class C Units [Member] | Glycosyn Purchase Agreement [Member]
Business Acquisition [Line Items]
Investment owned, balance, shares | shares		80,142
Investment owned, balance, contracts		124.78
Investment owned, at cost		$ 10,000,000.0
Cash paid upon collaboration agreement		1,000,000.0
Rights to utilize upon collaboration agreement		$ 9,000,000.0